Right of Use Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 146		$ 0
Lease liabilities		$ 52
Payments of lease liabilities, classified as financing activities	25
Interest expense on lease liabilities	4
Lease commitments for short-term leases for which recognition exemption has been used	2
Expense relating to variable lease payments not included in measurement of lease liabilities	6
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	146	$ 85	$ 52
IFRS 16 | Wind Farms
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	31
Lease liabilities	$ 31